Debt (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT
DEBT

Our debt balance, net of unamortized issuance costs, at March 31, 2015 and December 31, 2014 was as follows (in millions):

	March 31, 2015	December 31, 2014
Total debt (a)	$4,229	$4,255
Unamortized issuance costs (b)	(85)	(88)
Current maturities	(6)	(6)
Debt, net of current maturities and unamortized issuance costs	$4,138	$4,161

________________

(a)	Total debt related to TLLP, which is non-recourse to Tesoro, except for TLGP, was $2.5 billion at both March 31, 2015 and December 31, 2014, respectively.

(b)
The Company has adopted ASU 2015-03 as of March 31, 2015 and applied the changes retrospectively to the prior period presented. Adoption of this standard has resulted in the reclassification of $93 million of unamortized debt issuance costs from other noncurrent assets to debt on the balance sheet at December 31, 2014. Unamortized debt issuance costs of $89 million are recorded as a reduction to debt on the balance sheet at March 31, 2015. See Note 1 for further discussion.

Revolving Credit Facilities

We had available capacity under our credit facilities as follows at March 31, 2015 (in millions):

	Total Capacity	Amount Borrowed as of March 31, 2015	Outstanding Letters of Credit	Available Capacity	Expiration
Tesoro Corporation Revolving Credit Facility (c)	$2,156	$—	$237	$1,919	November 18, 2019
TLLP Revolving Credit Facility	900	235	—	665	December 2, 2019
Letter of Credit Facilities	2,035	—	56	1,979
Total credit facilities	$5,091	$235	$293	$4,563
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(c)	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.

As of March 31, 2015, our credit facilities were subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Tesoro Corporation Revolving Credit Facility ($2.2 billion) (d)	0.18%	1.50%	3.25%	0.50%	0.375%
TLLP Revolving Credit Facility ($900 million) (e)	0.18%	2.50%	3.25%	1.50%	0.50%
________________

(d)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

(e)
TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the TLLP Revolving Credit Facility incur fees at the Eurodollar margin rate.

Revolving Credit Facilities

Tesoro Corporation Revolving Credit Facility. Our Revolving Credit Facility provides for borrowings (including letters of credit) up to the lesser of the amount of a periodically adjusted borrowing base, which consists of Tesoro’s eligible cash and cash equivalents, receivables and petroleum inventories, net of the standard reserve as defined, or the Revolving Credit Facility’s total capacity of $3.0 billion. We had unused credit availability of approximately 89% of the eligible borrowing base at March 31, 2015. Our Revolving Credit Facility is guaranteed by substantially all of Tesoro’s active domestic subsidiaries, excluding TLGP, TLLP and its subsidiaries, and certain foreign subsidiaries, and is secured by substantially all of Tesoro’s active domestic subsidiaries’ crude oil and refined product inventories, cash and receivables.

Our Revolving Credit Facility, as amended, senior notes and Term Loan Facility each limit our ability to make certain restricted payments (as defined in our debt agreements), which include dividends, purchases of our stock or voluntary prepayments of subordinate debt. The aggregate amount of restricted payments cannot exceed an amount defined in each of the debt agreements.

The Revolving Credit Facility allows us to obtain letters of credit under separate letter of credit agreements for foreign crude oil purchases. Our uncommitted letter of credit agreements had $56 million outstanding as of March 31, 2015. Letters of credit outstanding under these agreements incur fees ranging from 0.40% to 1.00% and are secured by the crude oil inventories for which they are issued. Capacity under these letter of credit agreements is available on an uncommitted basis and can be terminated by either party at any time.

TLLP Revolving Credit Facility. The TLLP Revolving Credit Facility provided for total loan availability of $900 million as of March 31, 2015, and TLLP may request that the loan availability be increased up to an aggregate of $1.5 billion, subject to receiving increased commitments from the lenders. The TLLP Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of TLLP’s subsidiaries, with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business acquisition, and secured by substantially all of TLLP’s assets. Borrowings are available under the TLLP Revolving Credit Facility up to the total loan availability of the facility. There was $235 million in borrowings outstanding under the TLLP Revolving Credit Facility, which incurred interest at a weighted average interest rate of 2.67% at March 31, 2015. TLLP had unused credit availability of approximately 74% of the eligible borrowing base at March 31, 2015.

Tesoro Debt

Term Loan Facility. We entered into the Term Loan Facility in January 2013, which allowed us to borrow up to an aggregate of $500 million, which we used to fund a portion of the acquisition of BP’s integrated Southern California refining, marketing and logistics business (the “Los Angeles Acquisition”). The Term Loan Facility matures May 30, 2016. The obligations under the Term Loan Facility are secured by all equity interests of Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC, the Tesoro and USA Gasoline trademarks and those trademarks containing the name “ARCO” acquired in the Los Angeles Acquisition, and junior liens on certain assets. The Term Loan Facility may be repaid at any time but amounts may not be re-borrowed. There were no payments on the borrowings under the Term Loan Facility for the three months ended March 31, 2015. The borrowings under our Term Loan Facility incurred interest at a rate of 2.43% as of March 31, 2015 based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Term Loan Facility ($398 million) (a)	0.18%	2.25%	3.25%	1.25%	—%
____________________

(a)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.

The Term Loan Facility contains affirmative covenants, representations and warranties and events of default substantially similar to those set forth in the Revolving Credit Facility and contains negative covenants substantially similar to those set forth in most of our current indentures.

DEBT

Our total debt at December 31, 2014 and 2013 was comprised of the following (in millions):

Debt, including current maturities:	2014	2013
Revolving credit facilities:
Tesoro Corporation Revolving Credit Facility	$—	$—
TLLP Revolving Credit Facility	260	—
Tesoro debt:
Term Loan Facility	398	398
4.250% Senior Notes due 2017	450	450
9.750% Senior Notes due 2019 (a)	—	300
5.375% Senior Notes due 2022	475	475
5.125% Senior Notes due 2024	300	—
TLLP debt:
TLLP 5.500% Senior Notes due 2019	500	—
TLLP 5.875% Senior Notes due 2020 (b)	470	600
TLLP 6.125% Senior Notes due 2021	550	550
TLLP 6.250% Senior Notes due 2022	800	—
Capital lease obligations and other	52	58
Total Debt	4,255	2,831
Unamortized issuance costs (c)	(88)	(75)
Current maturities, net of unamortized issuance costs	(6)	(6)
Debt, net of current maturities and unamortized issuance costs	$4,161	$2,750

________________

(a)	Unamortized discount of $8 million associated with this senior note is included in unamortized issuance costs at December 31, 2013.

(b)	Unamortized premiums of $5 million and $6 million associated with this senior note is included in unamortized issuance costs at December 31, 2014 and 2013, respectively.

(c)	Unamortized debt issuance costs of $93 million and $73 million are recorded as a reduction to debt on the balance sheet at December 31, 2014 and 2013. See Note 1 for further discussion.

The aggregate maturities of our debt, including capital leases, for each of the five years following December 31, 2014, are as follows: 2015 — $6 million; 2016 — $404 million; 2017 — $456 million; 2018 — $7 million; and 2019 — $767 million.

Revolving Credit Facilities

We had available capacity under revolving credit facilities as follows at December 31, 2014 (in millions):

	Total Capacity	Amount Borrowed as of December 31, 2014	Outstanding Letters of Credit	Available Capacity	Expiration
Tesoro Corporation Revolving Credit Facility (a)	$2,794	$—	$551	$2,243	November 18, 2019
TLLP Revolving Credit Facility	900	260	—	640	December 2, 2019
Letter of Credit Facilities	2,035	—	496	1,539
Total Credit Facilities	$5,729	$260	$1,047	$4,422
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(a)	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.

As of December 31, 2014, our revolving credit facilities were subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Tesoro Corporation Revolving Credit Facility ($2.8 billion) (b)	0.17%	1.50%	3.25%	0.50%	0.375%
TLLP Revolving Credit Facility ($900 million) (c)	0.17%	2.75%	3.25%	1.75%	0.50%
____________________

(b)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

(c)
TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

Tesoro Corporation Revolving Credit Facility. On November 18, 2014, we entered into Omnibus Amendment No. 1 (the “Omnibus Amendment”) to the Sixth Amended and Restated Credit Agreement (the “Existing Credit Agreement”; and as amended in accordance with the Omnibus Amendment, the “Amended Credit Agreement”) dated as of January 4, 2013 and the related guaranties (the “Guaranties”). The Omnibus Amendment provided for:

•	an extension of the revolving facility maturity date to November 18, 2019;

•	total available revolving capacity of $3.0 billion, or lower based on the periodically adjusted borrowing base, and the removal of previously included required revolving loan commitment decreases;

•	a reduction in the minimum consolidated tangible net worth requirement beginning with the fiscal year ending December 31, 2014;

•	revisions to the covenants to provide additional flexibility for making restricted payments, dispositions and entering into certain investments; and

•	a backstop guarantee by Tesoro of certain swap obligations.

The Amended Credit Agreement retains affirmative, negative and financial covenants that, other than as described above, continue to limit or restrict the Company and its subsidiaries and is guaranteed and secured to the same extent as the Existing Credit Agreement.

Our Revolving Credit Facility provides for borrowings (including letters of credit) up to the lesser of the amount of a periodically adjusted borrowing base, which consists of Tesoro’s eligible cash and cash equivalents, receivables and petroleum inventories, net of the standard reserve as defined, or the Revolving Credit Facility’s total capacity of $3.0 billion. We had unused credit availability of approximately 80% of the eligible borrowing base at December 31, 2014. Our Revolving Credit Facility is guaranteed by substantially all of Tesoro’s active domestic subsidiaries, excluding TLGP, TLLP and its subsidiaries, and certain foreign subsidiaries, and is secured by substantially all of Tesoro’s active domestic subsidiaries’ crude oil and refined product inventories, cash and receivables.

Our Revolving Credit Facility, as amended, senior notes and Term Loan Facility each limit our ability to make certain restricted payments (as defined in our debt agreements), which include dividends, purchases of our stock or voluntary prepayments of subordinate debt. The aggregate amount of restricted payments cannot exceed an amount defined in each of the debt agreements.

The Revolving Credit Facility allows us to obtain letters of credit under separate letter of credit agreements for foreign crude oil purchases. Our uncommitted letter of credit agreements had $496 million outstanding as of December 31, 2014. Letters of credit outstanding under these agreements incur fees ranging from 0.40% to 1.05% and are secured by the crude oil inventories for which they are issued. Capacity under these letter of credit agreements is available on an uncommitted basis and can be terminated by either party at any time.

TLLP Revolving Credit Facility. The TLLP Revolving Credit Facility provided for total loan availability of $900 million as of December 31, 2014, and TLLP may request that the loan availability be increased up to an aggregate of $1.5 billion, subject to receiving increased commitments from the lenders. The TLLP Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of TLLP’s subsidiaries, with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business acquisition, and secured by substantially all of TLLP’s assets. Borrowings are available under the TLLP Revolving Credit Facility up to the total loan availability of the facility. There was $260 million in borrowings outstanding under the TLLP Revolving Credit Facility, which incurred interest at a weighted average interest rate of 2.92% at December 31, 2014. TLLP had unused credit availability of approximately 71% of the eligible borrowing base at December 31, 2014.

Tesoro Debt

Term Loan Facility. We entered into the Term Loan Facility in January 2013, which allowed us to borrow up to an aggregate of $500 million, which we used to fund a portion of the Los Angeles Acquisition. The Term Loan Facility matures May 30, 2016. The obligations under the Term Loan Facility are secured by all equity interests of Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC, the Tesoro and USA Gasoline trademarks and those trademarks containing the name “ARCO” acquired in the Los Angeles Acquisition, and junior liens on certain assets. The Term Loan Facility may be repaid at any time but amounts may not be re-borrowed. There were no payments on the borrowings under the Term Loan Facility during the year ended December 31, 2014. The borrowings under our Term Loan Facility incurred interest at a rate of 2.42% as of December 31, 2014 based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Term Loan Facility ($398 million) (a)	0.17%	2.25%	3.25%	1.25%	—%
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(a)
We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.

The Term Loan Facility contains affirmative covenants, representations and warranties and events of default substantially similar to those set forth in the Revolving Credit Facility and contains negative covenants substantially similar to those set forth in most of our current indentures.

4.250% Senior Notes due 2017. We issued $450 million aggregate principal amount of the 2017 Notes in September 2012, due October 2017. The notes have a five-year maturity and are subject to optional redemption by Tesoro at any time prior to September 1, 2017 at a make-whole price plus accrued and unpaid interest, and par thereafter, plus accrued and unpaid interest. The 2017 Notes contain terms, events of default and covenants that are customary for notes of this nature and of non-investment grade securities. These notes are unsecured obligations and guaranteed by certain of our domestic subsidiaries, excluding TLGP and TLLP and its subsidiaries.

9.750% Senior Notes due 2019. In conjunction with the issuance of the 5.125% Senior Notes due 2024, we redeemed all outstanding 9.750% Senior Notes due 2019 during the year ended December 31, 2014, for approximately $329 million, including accrued interest and premiums. We incurred charges totaling $31 million comprised of premiums paid of $19 million and non-cash charges associated with the expensing of $8 million and $4 million of unamortized debt discount and issuance costs, respectively. Our debt redemption charges for the 2019 Notes are recorded in net interest and financing costs in our statements of consolidated operations.

5.375% Senior Notes due 2022. We issued $475 million aggregate principal amount of the 2022 Notes in September 2012. The notes have a ten-year maturity and are subject to optional redemption by Tesoro at any time prior to October 1, 2017, at a make-whole price plus any accrued and unpaid interest. On or after October 1, 2017, the 2022 Notes may be redeemed at premiums of 2.688% through September 30, 2018; 1.792% from October 1, 2018 through September 30, 2019; 0.896% from October 1, 2019 through September 30, 2020; and at par thereafter, plus accrued and unpaid interest. In addition, at any time prior to October 1, 2015, we may redeem up to 35% of the aggregate principal amount of the 2022 Notes at 105.375% of face value with proceeds from certain equity issuances through October 1, 2015. These notes are unsecured obligations and guaranteed by certain of our domestic subsidiaries, excluding TLGP and TLLP and its subsidiaries, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

5.125% Senior Notes due 2024. Effective March 18, 2014, we issued $300 million aggregate principal amount of the 2024 Notes. The 2024 Notes have a ten-year maturity and are subject to optional redemption by Tesoro any time on or after April 1, 2019 at premiums of 2.563% through March 31, 2020; 1.708% from April 1, 2020 through March 31, 2021; 0.854% from April 1, 2021 through March 31, 2022; and at par thereafter. Prior to April 1, 2019, the 2024 Notes may be redeemed at a make-whole price plus accrued and unpaid interest. In addition, at any time prior to April 1, 2017, we may redeem up to 35% of the aggregate principal amount at 105.125% of face value with proceeds from certain equity issuances. The proceeds from the issuance of the 2024 Notes, together with cash on hand, were used to pay for fees and expenses related to the note issuance and to redeem all outstanding 9.750% Senior Notes due 2019 (the “2019 Notes”).

The terms of the 2024 Notes are generally less restrictive than those contained in our senior notes due in 2017 and 2022, and exclude some limitations on restricted payments, asset sales and other transactions that are included in those senior notes. These notes are unsecured obligations and guaranteed by certain of our domestic subsidiaries, excluding TLGP and TLLP and its subsidiaries.

TLLP Debt

TLLP 5.50% Senior Notes due 2019. TLLP completed the Senior Notes Offering pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended, effective October 29, 2014. The Senior Notes Offering consisted of $500 million of 5.50% Senior Notes due 2019 (the “TLLP 2019 Notes”). The proceeds from the TLLP 2019 Notes were used to repay amounts outstanding under the TLLP Revolving Credit Facility related to its recent acquisition of logistics assets from Tesoro during the third quarter of 2014. The remaining net proceeds from the TLLP 2019 Notes and all of the net proceeds from the TLLP 2022 Notes (defined below) were used to fund the Rockies Natural Gas Business acquisition.

The TLLP 2019 Notes have no sinking fund requirements. TLLP may redeem some or all of the TLLP 2019 Notes prior to September 15, 2019, at a make-whole price, plus accrued and unpaid interest, and at par thereafter. The TLLP 2019 Notes are unsecured and guaranteed by all of TLLP’s subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and a certain non-wholly owned subsidiary acquired in the Rockies Natural Gas Business acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

TLLP agreed to complete a registered exchange offer to exchange the TLLP 2019 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering.

TLLP 5.875% Senior Notes due 2020. At December 31, 2014, TLLP had $470 million of outstanding 5.875% Senior Notes due 2020 (the “TLLP 2020 Notes”) excluding unamortized premiums of $5 million. These notes were issued in two offerings, the initial offering of $350 million of unregistered notes effective September 14, 2012 and the secondary offering of $250 million of unregistered notes effective December 17, 2013, which was issued at 102.25% of face value (together, the “Unregistered Notes”). On September 12, 2013 and July 25, 2014, TLLP completed offers to exchange these Unregistered Notes for notes registered under the Securities Act of 1933, as amended (the “Exchange Notes”). In accordance with the terms of the Exchange Notes, each holder of the Unregistered Notes was entitled to receive Exchange Notes, which are identical in all material respects to the Unregistered Notes (including principal amount, interest rate, maturity and redemption rights), except that the Exchange Notes generally are not subject to transfer restrictions.

The TLLP 2020 Notes have no sinking fund requirements. TLLP may redeem some or all of the TLLP 2020 Notes, prior to October 1, 2016, at a make-whole price plus accrued and unpaid interest. On or after October 1, 2016, the TLLP 2020 Notes may be redeemed at premiums equal to 2.938% through October 1, 2017; 1.469% from October 1, 2017 through October 1, 2018; and at par thereafter, plus accrued and unpaid interest. TLLP will have the right to redeem up to 35% of the aggregate principal amount at 105.875% of face value with proceeds from certain equity issuances through October 1, 2015. The TLLP 2020 Notes are unsecured and guaranteed by all of TLLP’s subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and a certain non-wholly owned subsidiary acquired in the Rockies Natural Gas Business acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

On August 22, 2014, TLLP completed a public offering of 2.1 million common units at a public offering price of $67.47 per unit. TLLP used the net proceeds to redeem an aggregate principal amount of $130 million of the TLLP 2020 Notes at a premium. TLLP recorded charges totaling $10 million as net interest and financing costs in our statement of consolidated operations for premiums paid due to the early redemption and expensing of unamortized debt issuance costs. Refer to Note 3 for additional information on TLLP’s senior note redemption.

TLLP 6.125% Senior Notes due 2021. TLLP completed a private offering of $550 million aggregate principal amount of the 6.125% Senior Notes due 2021 (the “TLLP 2021 Notes”) effective August 1, 2013. The proceeds of this offering were used to repay the amounts outstanding under the TLLP Revolving Credit Facility, which were used to fund a significant portion of TLLP’s acquisition of the Los Angeles Terminal Assets, and to pay a portion of the fees and expenses related to the offering of the TLLP 2021 Notes.

The TLLP 2021 Notes have no sinking fund requirements. TLLP may redeem some or all of the TLLP 2021 Notes, prior to October 15, 2016, at a make-whole price plus accrued and unpaid interest, if any. On or after October 15, 2016, the TLLP 2021 Notes may be redeemed at premiums equal to 4.594% through October 15, 2017; 3.063% from October 15, 2017 through October 15, 2018; 1.531% from October 15, 2018 through October 15, 2019; and at par thereafter, plus accrued and unpaid interest. TLLP will have the right to redeem up to 35% of the aggregate principal amount at 106.125% of face value with proceeds from certain equity issuances through October 15, 2016. The TLLP 2021 Notes are unsecured and guaranteed by all of TLLP’s domestic subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and any subsidiaries acquired with the Rockies Natural Gas Business acquisition, and are non-recourse to Tesoro, except for TLGP. The TLLP 2021 Notes also contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

TLLP 6.25% Senior Notes due 2022. In connection with TLLP’s Senior Notes Offering, TLLP issued $800 million of 6.25% senior notes due in 2022 (the “TLLP 2022 Notes”). The proceeds from the TLLP 2022 Notes were used to fund the Rockies Natural Gas Business acquisition. The TLLP 2022 Notes have no sinking fund requirements. TLLP may redeem some or all of the TLLP 2022 Notes prior to October 15, 2018, at a make-whole price, plus any accrued and unpaid interest. On or after October 15, 2018, the TLLP 2022 Notes may be redeemed at premiums equal to 3.125% through October 15, 2019; 1.563% from October 15, 2019 through October 15, 2020; and at par thereafter, plus accrued and unpaid interest. TLLP will have the right to redeem up to 35% of the aggregate principal amount at 106.25% of face value with proceeds from certain equity issuances through October 15, 2017. The TLLP 2022 Notes are unsecured and guaranteed by all of TLLP’s domestic subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and any subsidiaries acquired with the Rockies Natural Gas Business acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

TLLP agreed to complete a registered exchange offer to exchange the TLLP 2022 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering.

Capital Lease Obligations

Our capital lease obligations relate primarily to marine terminal assets acquired in connection with the Los Angeles Acquisition, the lease of 25 retail stations with initial terms of 17 years, with four five-year renewal options and the lease of a marine terminal near our Los Angeles refinery that expires in 2024. The total cost of assets under capital leases was $68 million and $54 million with accumulated amortization of $24 million and $18 million at December 31, 2014 and 2013, respectively. We include amortization of the cost of assets under capital leases in depreciation and amortization expense. Future minimum annual lease payments, including interest, as of December 31, 2014, for capital leases were as follows (in millions):

2015	$9
2016	9
2017	8
2018	9
2019	8
Thereafter	22
Total minimum lease payments	65
Less amount representing interest	(14)
Capital lease obligations	$51